Segment reporting (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Revenues
Revenues	¥ 1,131,395	$ 157,937	¥ 1,619,938
Cost of revenues
Cost of revenues	(1,127,333)	(157,370)	(1,595,192)
Gross profit	4,062	567	24,746
Operating expenses:
General and administrative	(76,324)	(10,654)	(70,868)
Research and development	(3,589)	(501)	(4,939)
Gain on disposal of assets	5,744	802	7,022
Operating loss	(70,107)	(9,786)	(44,039)
Non-operating (expense)/income:
Interest income	395	55	258
Interest expense	(2,174)	(303)	(2,301)
Other (expense)/income, net	994	139	(3,055)
Loss before income tax	(70,892)	(9,895)	(49,137)
On-demand delivery solution services
Revenues
Revenues	1,039,194	145,066	1,499,091
Cost of revenues
Cost of revenues	(1,044,104)	(145,751)	(1,480,986)
Others
Revenues
Revenues	92,201	12,871	120,847
Cost of revenues
Cost of revenues	¥ (83,229)	$ (11,619)	¥ (114,206)